Supplementary Balance Sheet Information	12 Months Ended
Dec. 31, 2013
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Supplementary Balance Sheet Information

NOTE 12 - SUPPLEMENTARY BALANCE SHEET INFORMATION:

a.	Cash and cash equivalents

Substantially all of the Company’s cash and cash equivalents bear interest. The annual interest rates as of December 31, 2013 ranged up to 1.31%.

b.	Marketable securities:

The amortized cost basis, aggregate fair value and unrealized holding gains and losses by major security type were as follows:

	December 31,				December 31,
	2013				2012
	Amortized cost	Aggregate fair value (1)	Unrealized Gains (1)	Unrealized losses	Amortized cost	Aggregate fair value (1)	Unrealized Gains (1)	Unrealized losses
	$ in thousands
Government and corporate debentures:
Classified as short term	5,265	5,279	27	(13)	2,238	2,221		(17)
Classified as long term *	13,106	12,949	24	(181)	12,788	12,831	97	(54)

	18,371	18,228	51	(194)	15,026	15,052	97	(71)

* Matured in less than 5 years

(1)	Marketable securities are valued based on quoted market prices in active markets (level 1). Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment.

c.	Accounts receivable:

(i)	Trade accounts receivable are presented net of an allowance for doubtful accounts, the balance and the changes in the allowance are comprised as follows:

	Year ended December 31
	2013	2012	2011
	$ in thousands
Balance at beginning of year	4,565	4,330	7,545
Increase (decrease) during the year	(93)	1,849	(1,265)
Bad debt written off	(598)	(1,614)	(1,950)

Balance at end of year	3,874	4,565	4,330

		December 31
		2013	2012
		$ in thousands
(ii) Other:
Employees		1,360	1,360
Prepaid expenses		14,122	12,832
Deposits in respect of rent and other		3,221	4,042
Israeli Government departments and agencies (mainly value added tax refundable		5,591	1,717
Advance payments to suppliers		5,299	1,725
Derivative assets		1,319	2,338
Sundry		634	5,822

		31,546	29,836

d.	Accounts payable and accruals - other

	December 31
	2013	2012
	$ in thousands
Employees and employee institutions	23,812	15,078
Government departments and agencies	9,903	7,238
Provision for restructuring		1,396
Derivative liabilities	131	573
Accrued expenses	18,942	22,337	*
Sundry	2,694	2,262

	55,482	48,884

*	Includes a provision of $3,273,000 for non cancelable commitments included in the write- down of inventories of $14,255,000.

e.	Deferred income

	December 31
	2013	2012
	$ in thousands
Deferred income relating to warranty commitments(*)	21,408	15,588
Deferred income	3,446	1,800

	24,854	17,388

*	The changes in deferred revenues relating to warranty commitments:

	Year ended December 31
	2013	2012
	$ in thousands
Balance at beginning of year	15,588	24,110
Revenue recognized during the year	(21,173)	(29,608)
Deferred revenue relating to new sales	26,993	21,086

Balance at end of year	21,408	15,588

f.	Accumulated other comprehensive income (loss)

	December 31
	2013	2012	2011
	$ in thousands
Accumulated gain (loss) in respect of derivative instruments designated for cash flows hedge, net of tax	409	628	(600)
Accumulated currency translation adjustment			(860)

	409	628	(1,460)